TAXATION (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF RECONCILIATION OF EFFECTIVE TAX RATE

Reconciliation between the statutory rate and the effective tax rate is as follows for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022
PRC statutory tax rate	25%	25%	25%
Net impact of exemption and favorable tax rate rendered by local tax authorities
Foreign loss not recognized in PRC	7%	1%	2%
Permanent difference and others	(15)%	(2)%	(4)%
Change in valuation allowance	(25)%	(25)%	(25)%
Effective tax rate	(8)%	(1)%	(2)%

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were as follows:

	December 31, 2024	December 31, 2023

Tax effect of net operating losses carried forward	45,327	15,445,085
Valuation allowance	(45,327)	(15,445,085)
Deferred tax assets, net	$-	$-